INCOME TAX	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The tax expense for the period is based on an estimated annual effective rate, which requires management to make its best estimate of annual pre-tax income for the year. During the year, management regularly updates its estimates based on changes in various factors such as geographical mix of operating profit, prices, shipments, product mix, plant operating performance and cost estimates, including labor, raw materials, energy and pension and other post retirement benefits.
The income tax expense was 946 and 524 for the six months ended June 30, 2021 and 2020, respectively.
The income tax expense for the six months ended June 30, 2021 was driven by the worldwide positive results partially offset by recognition of deferred tax assets.
The income tax expense for the six months ended June 30, 2020 was driven by the results in certain jurisdictions where the Company remained profitable during the first half of 2020 and reclassification of deferred taxes from other comprehensive income.